INCOME TAX - Valuation allowance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
INCOME TAX
Balance at beginning of the year	$ 919,935	$ 227,150	$ 105,619
Additions of valuation allowance	7,827,672	654,598	125,128
Foreign currency translation adjustments	(316,797)	38,187	(3,597)
Balance at end of the year	$ 8,430,810	$ 919,935	$ 227,150